Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Tables)	6 Months Ended
Jun. 30, 2015
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Schedule of the maturities of the net accrued charter revenue
Year ending December 31,	Amount
2015	(3,390)
2016	(9,430)
2017	(11,287)
2018	(7,752)
2019	(2,278)
(34,137)

Schedule of Unearned Revenue, Current and Non-Current
	December 31, 2014	June 30, 2015
Hires collected in advance	8,096	7,984
Charter revenue resulting from varying charter rates	34,287	35,415
Total	42,383	43,399
Less current portion	(12,929)	(14,387)
Non-current portion	29,454	29,012